Investments - Schedule of Special Deposits (Details) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule Of Special Deposits [Line Items]
Amortized Cost	$ 8.1	$ 8.4
Fair Value	8.3	8.4
IL
Schedule Of Special Deposits [Line Items]
Amortized Cost	1.6	1.6
Fair Value	1.6	1.6
CO
Schedule Of Special Deposits [Line Items]
Amortized Cost	1.5	1.5
Fair Value	1.5	1.5
NV
Schedule Of Special Deposits [Line Items]
Amortized Cost	0.2	0.4
Fair Value	0.2	0.4
NC
Schedule Of Special Deposits [Line Items]
Amortized Cost	0.3	0.3
Fair Value	0.3	0.3
VA
Schedule Of Special Deposits [Line Items]
Amortized Cost	0.3	0.4
Fair Value	0.4	0.4
NM
Schedule Of Special Deposits [Line Items]
Amortized Cost	0.3	0.4
Fair Value	0.4	0.4
NY
Schedule Of Special Deposits [Line Items]
Amortized Cost	3.1	3.1
Fair Value	3.1	3.1
VT
Schedule Of Special Deposits [Line Items]
Amortized Cost	0.3	0.3
Fair Value	0.3	0.3
MA
Schedule Of Special Deposits [Line Items]
Amortized Cost	0.1	0.1
Fair Value	0.1	0.1
FL
Schedule Of Special Deposits [Line Items]
Amortized Cost	0.3	0.3
Fair Value	0.3	$ 0.3
GA
Schedule Of Special Deposits [Line Items]
Amortized Cost	0.1
Fair Value	$ 0.1